UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23490

Exact name of registrant as specified in charter:	abrdn Global Infrastructure Income Fund

Address of principal executive offices:	1900 Market Street, Suite 200
Philadelphia, PA 19103

Name and address of agent for service:	Sharon Ferrari
abrdn Inc.
1900 Market Street Suite 200
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2023

Item 1. Reports to Stockholders.

[NOTE TO FINANCIAL PRINTER: Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) HERE.]

abrdn Global Infrastructure Income Fund (ASGI)
Semi-Annual Report
March 31, 2023
abrdn.com

Stable Distribution Plan  (unaudited)

In March 2023, the Board of Trustees approved the continuation of the Stable Distribution Plan pursuant to which the abrdn Global Infrastructure Income Fund (the “Fund”) would pay a fixed monthly distribution of US$0.12, commencing with the distribution paid on April 28, 2023. With each distribution, the Fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and estimated composition of the distribution and other information required by the Fund’s exemptive order. The Fund’s Board of Trustees may amend or terminate the Stable Distribution Plan at any time without prior notice to shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the Stable Distribution Plan. You should not draw any conclusions about the Fund’s investment performance from the amount of distributions or from the terms of the Fund’s Stable Distribution Plan.

Distribution Disclosure Classification  (unaudited)

The Fund’s policy is to provide investors with a stable distribution rate. Each monthly distribution will be paid out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.
The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax rules, the amount applicable to the Fund and character of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. Dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.
Therefore, the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund’s fiscal year, September 30. Under Section 19 of the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from month to month because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.
Based on generally accepted accounting principles, the Fund estimates the distributions for the fiscal year commenced October 1, 2022 through the distributions declared on May 9, 2023 consisted of 31% net investment income, 14% net realized short-term capital gains and 55% long-term capital gains. The amounts and sources of distributions reported in this report are only estimates and are not being provided for tax reporting purposes.
In January 2024, a Form 1099-DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment for the 2023 calendar year.

abrdn Global Infrastructure Income Fund

Letter to Shareholders  (unaudited)

Dear Shareholder,
We present the Semi-Annual Report, which covers the activities of abrdn Global Infrastructure Income Fund (the “Fund”), for the six-month period ended March 31, 2023. The Fund’s principal investment objective is to seek to provide a high level of total return with an emphasis on current income. The Fund seeks to achieve its investment objective by investing in a portfolio of income-producing public and private infrastructure equity investments from around the world.
Fund Reorganization
On March 13, 2023, the Fund announced that it had successfully completed the reorganization of Macquarie Global Infrastructure Total Return Fund Inc. (“MGU”) into ASGI after the close of regular business on March 10, 2023 ("Reorganization"). In the Reorganization, common shareholders of MGU received an amount of ASGI common shares with a net asset value equal to the aggregate net asset value of their holdings of MGU common shares, as determined at the close of regular business on March 10, 2023. Any applicable fractional shares were paid as cash-in-lieu to the applicable holder. The Reorganization was structured as a tax-free transaction. Please see the Notes to Financials for further information.
Total Investment Return1
For the six-month period ended March 31, 2023, the total return to shareholders of the Fund based on the net asset value (“NAV”) and market price of the Fund, respectively, compared to the Fund’s benchmark is as follows:
NAV[2],[3]	15.81%
Market Price[2]	18.86%
S&P Global Infrastructure Index (Net Total Return)[4]	14.96%
For more information about Fund performance, please visit the Fund on the web at www.abrdnasgi.com. Here, you can view quarterly commentary on the Fund's performance, monthly fact sheets, distribution and performance information, and other Fund literature.
NAV, Market Price and Premium(+)/Discount(-)
The below table represents comparison from current six-month period end to prior fiscal year end of market price to NAV and associated Premium(+) and Discount(-).

	NAV	Closing Market Price	Premium(+)/ Discount(-)
3/31/2023	$21.06[3]	$17.96	-14.72%
9/30/2022	$18.93[3]	$15.73	-16.90%
During the six-month period ended March 31, 2023, the Fund’s NAV was within a range of $18.37 to $21.57 and the Fund’s market price traded within a range of $15.56 to $18.55. During the six-month period ended March 31, 2023, the Fund’s shares traded within a range of a premium(+)/discount(-) of -11.04% to -17.02%.
Stable Distribution Policy
In March 2023, the Board approved a Stable Distribution Plan pursuant to which the Fund would pay a fixed monthly distribution of US$0.12, commencing with the distribution paid on April 28, 2023. The distributions will be made from current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital, which is a nontaxable return of capital.
Distributions to common shareholders for the six-month period ended March 31, 2023 totaled $0.72 per share. Based on the market price of $17.96 on March 31, 2023, the annualized distribution rate was 8.04%. Based on the NAV of $21.03 on March 31, 2023, the annualized distribution rate was 6.87%.

{foots1}
[1]	Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and shares, when sold, may be worth more or less than original cost. Current performance may be lower or higher than the performance quoted. NAV return data include investment management fees, custodial charges and administrative fees (such as Trustee and legal fees) and assumes the reinvestment of all distributions.
{foots1}
[2]	Assuming the reinvestment of dividends and distributions.
{foots1}
[3]	The Fund’s total return is based on the financial statement NAV, which is updated for financial statement rounding and/or financial statement adjustments, and differs from the reported NAV on the six months period ended March 31, 2023 and the fiscal year ended September 30, 2022. The Fund's total return for the six months period ended March 31, 2023 based on the reported NAV of $21.03 is: 16.63%. The Fund’s total return for the fiscal year ended September 30, 2022 based on the reported NAV of $18.77 is: -9.47%.
{foots1}
[4]	The S&P Global Infrastructure Index (Net Total Return) is an unmanaged index considered representative of stock markets of developed and emerging markets. Indexes are unmanaged and have been provided for comparison purposes only. The Index is calculated net of withholding taxes to which the Fund is generally subject. No fees or expenses are reflected. You cannot invest directly in an index.
abrdn Global Infrastructure Income Fund	1

Letter to Shareholders  (unaudited)  (concluded)

The Fund is covered under exemptive relief received by the Fund’s investment adviser from the U.S. Securities and Exchange Commission (SEC) that allows the Fund to distribute long-term capital gains as frequently as monthly in any one taxable year.
Unclaimed Share Accounts
Please be advised that abandoned or unclaimed property laws for certain states require financial organizations to transfer (escheat) unclaimed property (including Fund shares) to the state. Each state has its own definition of unclaimed property, and Fund shares could be considered “unclaimed property” due to account inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder  is returned to the Fund’s transfer agent as undeliverable), or a combination of both. If your Fund shares are categorized as unclaimed, your financial advisor or the Fund’s transfer agent will follow the applicable state’s statutory requirements to contact you, but if unsuccessful, laws may require that the shares be escheated to the appropriate state. If this happens, you will have to contact the state to recover your property, which may involve time and expense. For more information on unclaimed property and how to maintain an active account, please contact your financial adviser or the Fund’s transfer agent.
Portfolio Holdings Disclosure
The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year are included in the Fund’s semi-annual and annual reports to shareholders. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These reports are available on the SEC’s website at http://www.sec.gov. The Fund makes the information available to shareholders upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.
Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available by August 31 of the relevant year: (1) upon request without charge by calling Investor Relations toll-free at 1-800-522-5465; and (2) on the SEC’s website at http://www.sec.gov.
Risk Considerations
Past performance is not an indication of future results.
Infrastructure-related issuers may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.
The Fund’s investments in private companies may be subject to higher risk than investments in securities of public companies.
International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging market investments. Equity stocks of small and mid-cap companies carry greater risk, and more volatility than equity stocks of larger, more established companies. Dividends are not guaranteed and a company’s future ability to pay dividends may be limited.
Investor Relations Information
As part of abrdn’s commitment to shareholders, we invite you to visit the Fund on the web at www.abrdnasgi.com. Here, you can view monthly fact sheets, quarterly commentary, distribution and performance information, and other Fund literature.
Enroll in abrdn’s email services and be among the first to receive the latest closed-end fund news, announcements, videos, and other information. In addition, you can receive electronic versions of important Fund documents, including annual reports, semi-annual reports, prospectuses and proxy statements. Sign up today at https://www.abrdn.com/en-us/cefinvestorcenter/contact-us/preferences
Contact Us:
•	Visit: https://www.abrdn.com/en-us/cefinvestorcenter
•	Email: Investor.Relations@abrdn.com; or
•	Call: 1-800-522-5465 (toll free in the U.S.).
Yours sincerely,
/s/ Christian Pittard
Christian Pittard
President

{foots1}
All amounts are U.S. Dollars unless otherwise stated.
2	abrdn Global Infrastructure Income Fund

Total Investment Return  (unaudited)

The following table summarizes the average annual Fund performance compared to the Fund’s benchmark for the six-month, 1-year and since inception (July 29, 2020) periods ended March 31, 2023.
	6 Months	1 Year	Since Inception
Net Asset Value (NAV)	15.81%	-1.39%	8.88%
Market Price	18.86%	-3.50%	2.64%
S&P Global Infrastructure Index (Net Total Return)	14.96%	-4.25%	9.41%
Performance of a $10,000 Investment (as of March 31, 2023)
This graph shows the change in value of a hypothetical investment of $10,000 in the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Returns represent past performance. Total investment return at NAV is based on changes in the NAV of Fund shares and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. All return data at NAV includes fees charged to the Fund, which are listed in the Fund’s Statement of Operations under “Expenses.” Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the NYSE during the period and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent.  Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on both market price and NAV. Past performance is no guarantee of future results. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, market price and NAV will fluctuate. Performance information current to the most recent month-end is available at www.abrdnasgi.com or by calling 800-522-5465.
The annualized net operating expense ratio based on the six-month period ended March 31, 2023 was 1.75%.
abrdn Global Infrastructure Income Fund	3

Portfolio Summary   (as a percentage of net assets) (unaudited)
As of March 31, 2023

The following table summarizes the sector composition of the Fund’s portfolio in S&P Global Inc.’s Global Industry Classification Standard (“GICS”) Sectors. Industry allocation is shown below for any sector more than 25% of net assets.
Sectors
Industrials	34.6%
Transportation Infrastructure	16.7%
Ground Transportation	8.2%
Construction & Engineering	7.7%
Commercial Services & Supplies	2.0%
Utilities	30.9%
Electric Utilities	11.4%
Multi-Utilities	9.8%
Independent Power Producers & Energy Traders	8.1%
Water Utilities	1.6%
Communication Services	13.4%
Energy	11.9%
Real Estate	4.6%
Materials	1.6%
Consumer Staples	0.8%
Information Technology	0.6%
Short-Term Investment	2.5%
Liabilities in Excess of Other Assets	(0.9%)
100.0%
The following chart summarizes the composition of the Fund’s portfolio by geographic classification.
Countries
United States	38.1%
France	11.0%
Spain	10.1%
United Kingdom	6.6%
Italy	6.1%
Canada	5.4%
Mexico	5.1%
Brazil	4.2%
Germany	2.3%
Other, less than 2% each	9.5%
Short-Term Investment	2.5%
Liabilities in Excess of Other Assets	(0.9%)
100.0%

Top Ten Holdings
Aena SME SA	2.9%
Ferrovial SA	2.8%
Cellnex Telecom SA	2.7%
Vinci SA	2.7%
NextEra Energy, Inc.	2.5%
Kinder Morgan, Inc.	2.5%
Williams Cos., Inc. (The)	2.4%
Engie SA	2.4%
Enbridge, Inc.	2.4%
American Tower Corp., REIT	2.4%

4	abrdn Global Infrastructure Income Fund

Consolidated Portfolio of Investments (unaudited)
As of March 31, 2023

Shares		Value
COMMON STOCKS—91.2%
ARGENTINA—1.1%
Industrials—0.5%
Corp. America Airports SA(a)	248,739	$ 2,532,163
Materials—0.6%
Loma Negra Cia Industrial Argentina SA, ADR	459,107	3,190,793
Total Argentina		5,722,956
AUSTRALIA—1.0%
Industrials—1.0%
Aurizon Holdings Ltd.	2,362,500	5,321,204
BRAZIL—4.2%
Industrials—3.4%
CCR SA	4,481,900	11,318,711
Rumo SA	1,751,100	6,512,491
		17,831,202
Utilities—0.8%
Omega Energia SA(a)	2,330,400	4,390,952
Total Brazil		22,222,154
CANADA—5.4%
Energy—2.4%
Enbridge, Inc.	330,658	12,607,330
Industrials—2.0%
Canadian Pacific Railway Ltd.	138,200	10,633,108
Utilities—1.0%
Algonquin Power & Utilities Corp.	672,700	5,644,408
Total Canada		28,884,846
CHINA—0.6%
Information Technology—0.6%
GDS Holdings Ltd., ADR(a)	164,000	3,060,240
FRANCE—11.0%
Industrials—6.6%
Eiffage SA	107,200	11,600,748
Getlink SE	548,100	9,026,996
Vinci SA	123,030	14,104,445
		34,732,189
Utilities—4.4%
Engie SA	798,100	12,629,684
Veolia Environnement SA	348,300	10,747,555
		23,377,239
Total France		58,109,428
GERMANY—2.3%
Utilities—2.3%
RWE AG	282,700	12,164,115
HONG KONG—0.8%
Utilities—0.8%
CLP Holdings Ltd.	594,000	4,292,320
INDONESIA—0.7%
Communication Services—0.7%
Sarana Menara Nusantara Tbk PT	62,856,400	3,888,253
ITALY—6.1%
Communication Services—1.8%
Infrastrutture Wireless Italiane SpA(b)	743,400	9,767,023
Industrials—1.2%
Enav SpA(b)	1,503,600	6,293,089
Shares		Value

Materials—1.0%
Buzzi Unicem SpA	221,100	$ 5,366,414
Utilities—2.1%
Enel SpA	1,807,900	11,026,286
Total Italy		32,452,812
LUXEMBOURG—1.2%
Communication Services—1.2%
Millicom International Cellular SA, SDR(a)	144,275	2,737,654
SES SA	530,600	3,483,371
		6,221,025
MALAYSIA—1.3%
Industrials—1.3%
Malaysia Airports Holdings Bhd(a)	4,601,400	7,090,537
MEXICO—5.1%
Industrials—5.1%
ALEATICA SAB de CV(a)	5,684,616	11,041,152
Grupo Aeroportuario del Centro Norte SAB de CV	733,800	8,194,779
Promotora y Operadora de Infraestructura SAB de CV	765,200	7,633,316
		26,869,247
NORWAY—1.0%
Communication Services—1.0%
Telenor ASA	447,700	5,249,356
PHILIPPINES—1.8%
Industrials—1.8%
International Container Terminal Services, Inc.	2,424,100	9,517,955
SPAIN—10.1%
Communication Services—2.7%
Cellnex Telecom SA(a)(b)	368,001	14,310,686
Industrials—5.7%
Aena SME SA(a)(b)	96,000	15,523,994
Ferrovial SA	499,553	14,710,526
		30,234,520
Utilities—1.7%
EDP Renovaveis SA	405,500	9,288,355
Total Spain		53,833,561
UNITED KINGDOM—6.6%
Communication Services—2.6%
Helios Towers PLC(a)	4,945,634	6,340,148
IHS Holding Ltd.(a)	322,183	2,822,323
Vodafone Group PLC, ADR	437,200	4,826,688
		13,989,159
Industrials—0.9%
National Express Group PLC(a)	3,248,300	4,876,385
Utilities—3.1%
National Grid PLC	596,700	8,071,559
SSE PLC	362,998	8,099,878
		16,171,437
Total United Kingdom		35,036,981
UNITED STATES—30.9%
Communication Services—1.5%
DISH Network Corp., Class A(a)	246,600	2,300,778
Verizon Communications, Inc.	138,700	5,394,043
		7,694,821

abrdn Global Infrastructure Income Fund	5

Consolidated Portfolio of Investments (unaudited)  (concluded)
As of March 31, 2023

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Energy—6.4%
Cheniere Energy, Inc.	49,362	$ 7,779,451
Kinder Morgan, Inc.	752,365	13,173,911
Williams Cos., Inc. (The)	437,000	13,048,820
		34,002,182
Industrials—4.3%
CoreCivic, Inc., REIT(a)	533,800	4,910,960
GEO Group, Inc. (The), REIT(a)	222,700	1,757,103
Norfolk Southern Corp.	36,600	7,759,200
Union Pacific Corp.	42,800	8,613,928
		23,041,191
Real Estate—4.6%
American Tower Corp., REIT	61,400	12,546,476
Crown Castle, Inc., REIT	89,700	12,005,448
		24,551,924
Utilities—14.1%
American Electric Power Co., Inc.	79,389	7,223,605
CenterPoint Energy, Inc.	249,600	7,353,216
Clearway Energy, Inc., Class C	165,300	5,178,849
CMS Energy Corp.	127,670	7,836,385
Essential Utilities, Inc.	128,703	5,617,886
FirstEnergy Corp.	196,000	7,851,760
NextEra Energy Partners LP	81,600	4,957,200
NextEra Energy, Inc.	172,941	13,330,292
PPL Corp.	284,268	7,899,808
Vistra Corp.	318,700	7,648,800
		74,897,801
Total United States		164,187,919
Total Common Stocks		484,124,909
PRIVATE CREDIT(c)—1.2%
UNITED STATES—1.2%
Energy—1.2%
OYA Solar CDG LLC(d)(e)	–	6,125,505
Total Private Credit		6,125,505
PRIVATE EQUITY(c)(f)—6.0%
UNITED STATES—6.0%
Communication Services—1.9%
BT Co-Invest Fund, L.P. (through abrdn Global Infrastructure Fund BL, LLC)(g)(h)	–	4,218,694
NOVA-telMAX HoldCo LLC(h)(i)	–	5,790,000
		10,008,694
Consumer Staples—0.8%
Zon Holdings II, LLC (through abrdn Global Infrastructure Fund BL, LLC)(g)(h)	–	920,000
Zon Holdings, LLC (through abrdn Global Infrastructure Fund BL, LLC)(g)(h)	–	3,680,000
		4,600,000
Energy—1.9%
Arroyo Trinity Direct Investment I, L.P. (through abrdn Global Infrastructure Fund BL, LLC)(g)(h)	–	1,766,517
Shares		Value

CAI Co-Invest LP (through abrdn Global Infrastructure Fund BL, LLC)(g)(h)	–	$ 1,283,729
Cresta Highline Co-Invest Fund I (through abrdn Global Infrastructure Fund BL, LLC)(g)(h)	–	7,007,533
		10,057,779
Industrials—0.8%
WR Holdings LLC (through abrdn Global Infrastructure Fund BL, LLC)(g)(h)	–	4,180,906
Utilities—0.6%
Cresta BBR Co-Invest BL LLC(h)(j)	–	3,025,086
Total United States		31,872,465
Total Private Equity		31,872,465
SHORT-TERM INVESTMENT—2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.70%(k)	13,353,244	13,353,244
Total Short-Term Investment		13,353,244
Total Investments (Cost $498,405,052)(l)—100.9%		535,476,123
Liabilities in Excess of Other Assets—(0.9%)		(4,546,965)
Net Assets—100.0%		$530,929,158

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Indicates a security that may be restricted in certain markets.
(e)	Fair Valued Security. Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange trade price. See Note 2(a) of the accompanying Notes to Consolidated Financial Statements for inputs used.
(f)	Private Equity Investments. See Note 6 of the accompanying Notes to Consolidated Financial Statements.
(g)	abrdn Global Infrastructure Income Fund BL, LLC invests 100% of its capital in Arroyo Trinity Direct Investment I, BT Co-Invest Fund, L.P., Climate Adaptive Infrastructure (CAI) Co-Invest Fund LP, Cresta Highline Co-Invest, L.P., WR Holdings LLC, Zon Holdings, LLC and Zon Holdings II, LLC in which the Fund's percent of ownership is approximately 2%, 9%, 8%, 32%, 5%, 26% and 26%, respectively.
(h)	Restricted security, not readily marketable. See Note 2(b) of the accompanying Notes to Consolidated Financial Statements.
(i)	NOVA-telMAX HoldCo LLC invests 100% of its capital in Telmax, Inc., in which the Fund's percentage of ownership is approximately 15%.
(j)	Cresta Blocker invests 100% of its capital in Cresta Fund LP, in which the Fund's percentage of ownership is approximately 18%.
(k)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of March 31, 2023.
(l)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Consolidated Financial Statements.

6	abrdn Global Infrastructure Income Fund

Consolidated Statement of Assets and Liabilities  (unaudited)
As of March 31, 2023

Assets
Investments, at value (cost $485,051,808)	$522,122,879
Short-term investments, at value (cost $13,353,244)	13,353,244
Foreign currency, at value (cost $21,399)	22,650
Cash	2,047
Receivable for investments sold	172,250
Interest and dividends receivable	307,864
Tax reclaim receivable	621,396
Prepaid expenses	3,227
Other assets	229,670
Total assets	536,835,227
Liabilities
Payable for investments purchased	4,280,989
Investment management fees payable (Note 3)	467,445
Deferred tax liability (Note 9)	411,117
Trustee fees	33,671
Administration fees payable (Note 3)	27,700
Investor relations fees payable (Note 3)	16,673
Other accrued expenses	668,474
Total liabilities	5,906,069

Net Assets	$530,929,158
Composition of Net Assets
Common stock (par value $0.001 per share) (Note 5)	$25,207
Paid-in capital in excess of par	479,994,329
Distributable earnings	50,909,622
Net Assets	$530,929,158
Net asset value per share based on 25,206,605 shares issued and outstanding	$21.06

See Notes to Consolidated Financial Statements.
abrdn Global Infrastructure Income Fund	7

Consolidated Statement of Operations  (unaudited)
For the Six-Months Ended March 31, 2023

Net Investment Income
Investment Income:
Dividends and other income (net of foreign withholding taxes of $106,750)	$2,117,010
Interest income	92,049
Non-cash income (Note 2i)	234,547
Total investment income	2,443,606
Expenses:
Investment management fee (Note 3)	1,478,577
Trustees' fees and expenses	105,818
Administration fee (Note 3)	87,619
Independent auditors’ fees and expenses	48,476
Legal fees and expenses	47,049
Investor relations fees and expenses (Note 3)	34,213
Custodian’s fees and expenses	30,553
Reports to shareholders and proxy solicitation	26,744
Insurance expense	13,460
Deferred tax expense (Note 9)	8,982
Transfer agent’s fees and expenses	8,256
Miscellaneous	32,118
Total expenses	1,921,865

Net Investment Income/(Loss)	521,741
Net Realized/Unrealized Gain/(Loss) from Investments and Foreign Currency Related Transactions:
Net realized gain/(loss) from:
Investment transactions (including $(4,153) capital gains tax) (Note 2h)	18,636,900
Foreign currency transactions	(7,592)
18,629,308
Net change in unrealized appreciation/(depreciation) on:
Investments (Note 2h)	18,970,369
Foreign currency translation	(13,748)
18,956,621
Net realized and unrealized gain from investments and foreign currencies	37,585,929
Change in Net Assets Resulting from Operations	$38,107,670

See Notes to Consolidated Financial Statements.
8	abrdn Global Infrastructure Income Fund

Consolidated Statements of Changes in Net Assets

	For the Six-Month Period Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022
Increase/(Decrease) in Net Assets:
Operations:
Net investment income	$521,741	$388,849
Net realized gain from investments and foreign currency transactions	18,629,308	12,007,742
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	18,956,621	(29,807,104)
Net increase/(decrease) in net assets resulting from operations	38,107,670	(17,410,513)
Distributions to Shareholders From:
Distributable earnings	(8,337,793)	(12,129,579)
Net decrease in net assets from distributions	(8,337,793)	(12,129,579)
Proceeds from shares issued from the reorganization resulting in the addition of 16,351,605 and 0 shares of common stock, respectively (Note 10)	333,513,983	–
Change in net assets	363,283,860	(29,540,092)
Net Assets:
Beginning of period	167,645,298	197,185,390
End of period	$530,929,158	$167,645,298
Amounts listed as “–” are $0 or round to $0.
See Notes to Consolidated Financial Statements.
abrdn Global Infrastructure Income Fund	9

Consolidated Statement of Cash Flows
For the Six-Months Ended  March 31, 2023

Cash flows from operating activities:
Net increase/(decrease) in net assets resulting from operations	$38,107,670
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Investments purchased	(512,857,570)
Investments sold and principal repayments	228,142,101
Increase/(decrease) in short-term investments, excluding foreign government	(13,087,764)
Increase/(decrease) in interest and dividends receivable	(666,326)
Increase/(decrease) in other assets	(229,670)
Increase/(decrease) in prepaid expenses	13,460
Increase/(decrease) in accrued investment management fees payable	265,743
Increase/(decrease) in deferred tax liability	8,982
Increase/(decrease) in other accrued expenses	497,639
Net change in unrealized appreciation/(depreciation) of investments	(18,970,369)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	13,748
Net realized gain/(loss) on investments transactions	(18,636,900)
Net increase/(decrease) from Reorganization	(27,940,388)
Total Cash flows from operating activities	(325,339,644)
Cash flows from financing activities:
Distributions paid to shareholders	(8,337,793)
Proceeds from shares issued from Reorganization	333,513,983
Net cash used in financing activities	325,176,190
Effect of exchange rate on cash	3,800
Net change in cash	(159,654)
Unrestricted and restricted cash and foreign currency, beginning of year	184,351
Unrestricted and restricted cash and foreign currency, end of year	$24,697

See Notes to Consolidated Financial Statements.
10	abrdn Global Infrastructure Income Fund

Consolidated Financial Highlights

	For the Six-Months Ended March 31,	For the Fiscal Years Ended September 30,		For the Period Ended September 30,
	2023	2022	2021	2020(a)
PER SHARE OPERATING PERFORMANCE(b):
Net asset value per common share, beginning of period	$18.93	$22.27	$19.43	$20.00
Net investment income	0.05	0.04	0.20	0.02
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	2.80	(2.01)	3.94	(0.59)
Total from investment operations applicable to common shareholders	2.85	(1.97)	4.14	(0.57)
Distributions to common shareholders from:
Net investment income	(0.72)	(0.22)	(1.20)	–
Net realized gains	–	(1.15)	(0.10)	–
Total distributions	(0.72)	(1.37)	(1.30)	–
Net asset value per common share, end of period	$21.06	$18.93	$22.27	$19.43
Market price, end of period	$17.96	$15.73	$19.93	$17.51
Total Investment Return Based on(c):
Market price	18.86%	(15.23%)	21.54%	(12.45%)
Net asset value	15.81%	(8.70%)	22.39%	(2.85%)
Ratio to Average Net Assets Applicable to Common Shareholders/Supplementary Data:
Net assets applicable to common shareholders, end of period (000 omitted)	$530,929	$167,645	$197,185	$172,015
Average net assets applicable to common shareholders (000 omitted)	$219,650	$195,544	$196,015	$177,052
Net operating expenses	1.75%(d)	1.99%(e)	1.78%	2.00%(d)(f)
Net operating expenses, excluding deferred tax expense	1.75%(d)	1.79%	1.78%	2.00%(d)(f)
Net Investment income	0.48%(d)	0.20%	0.92%	0.55%(d)
Portfolio turnover	107%(g)(h)	25%	28%	–(g)

(a)	For the period from July 29, 2020 (commencement of operations) through September 30, 2020.
(b)	Based on average shares outstanding.
(c)	Total investment return based on market value is calculated assuming that shares of the Fund’s common stock were purchased at the closing market price as of the beginning of the period, dividends, capital gains and other distributions were reinvested as provided for in the Fund’s dividend reinvestment plan and then sold at the closing market price per share on the last day of the period. The computation does not reflect any sales commission investors may incur in purchasing or selling shares of the Fund. The total investment return based on the net asset value is similarly computed except that the Fund’s net asset value is substituted for the closing market value.
(d)	Annualized.
(e)	At September 30, 2022, the Fund recorded a deferred tax liability of $402,135 primarily associated with its subsidiary’s investments in partnerships.
(f)	The expense ratio is higher than the Fund anticipates for a typical fiscal year due to the short fiscal period covered by the report.
(g)	Not annualized.
(h)	The variation in the Fund’s turnover rate from 2022 to 2023 was primarily due to the reorganization of the Fund.
Amounts listed as “–” are $0 or round to $0.
See Notes to Consolidated Financial Statements.
abrdn Global Infrastructure Income Fund	11

Notes to Consolidated Financial Statements (unaudited)
March 31, 2023

1.  Organization
abrdn Global Infrastructure Income Fund (the “Fund”) is a recently organized, non-diversified (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)), closed-end management investment company. The Fund was organized as a Maryland statutory trust on November 13, 2019 and seeded with an initial capital amount of $100,000 on June 19, 2020. It commenced operations on July 29, 2020. The Fund’s investment objective is to seek to provide a high level of total return with an emphasis on current income. The investment objective is not fundamental and may be changed by the Board of Trustees of the Fund (the "Board") without shareholder approval. There is no assurance that the Fund will achieve its investment objective.
Basis for Consolidation for the Fund
abrdn Global Infrastructure Income Fund BL, LLC (the “Subsidiary”), a Delaware corporation, was incorporated on September 28, 2020 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to the Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.
Fund Reorganization
On March 10, 2023, the Fund acquired the assets and assumed the liabilities of Macquarie Global Infrastructure Total Return Fund Inc. (“MGU”) pursuant to a plan of Reorganization approved by the Board on August 11, 2022 ("Reorganization"). In the Reorganization, common shareholders of MGU received an amount of ASGI common shares with a net asset value equal to the aggregate net asset value of their holdings of MGU common shares, as determined at the close of regular business on March 10, 2023. Any applicable fractional shares were paid as cash-in-lieu to the applicable holder. The Reorganization was structured as a tax-free transaction. The Fund is considered the tax survivor and accounting survivor of the Reorganization.
The following is a summary of the net asset value (“NAV”) per share issued as of March 10, 2023.
Acquired Fund	Acquiring Fund NAV per Share ($) 3/10/2023	Conversion Ratio	Shares Issued
Macquarie Global Infrastructure Total Return Fund Inc. (“MGU”)	20.3964	1.329043	16,351,605
2.  Summary of Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to generally accepted accounting principles ("GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. Dollars and the U.S. Dollar is used as both the functional and reporting currency.
a.  Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the
Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated  abrdn Inc., the Fund's Investment Adviser (the "Investment Adviser"), as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded.

12	abrdn Global Infrastructure Income Fund

Notes to Consolidated Financial Statements (unaudited)  (continued)
March 31, 2023

Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities.These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Investment Adviser as Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Investment Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Investments that are included in this category are private credit investments.
Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The Fund may also invest in infrastructure investments through private transactions, which represented 6.1% of the net assets of the Fund as of March 31, 2023. For the private equity investments, the Fund follows the guidance issued in ASU 2015-07 Topic 820, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), and values private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Fund

abrdn Global Infrastructure Income Fund	13

Notes to Consolidated Financial Statements (unaudited)  (continued)
March 31, 2023

determined that the use of the practical expedient was appropriate as the investments in private investment companies did not have readily determinable fair values. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. In such cases, the Fund may make adjustments to the NAV reported by the private investment company based on market or economic changes, which can include market fluctuations or other economic conditions for which it may be necessary to adjust a reported NAV. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Fund’s other investments. The Fund’s net asset value could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher or lower than the values that the Fund ultimately realizes upon the disposal of such investments.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Consolidated Portfolio of Investments for a detailed breakout of the security types:
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets
Investments in Securities
Common Stocks	$258,596,373	$225,528,536	$–	$484,124,909
Private Credit	–	–	6,125,505	6,125,505
Short-Term Investment	13,353,244	–	–	13,353,244
Total	$271,949,617	$225,528,536	$6,125,505	$503,603,658
Private Equity(a)				31,872,465
Total Investments in Securities				$535,476,123
Amounts listed as “–” are $0 or round to $0.
(a)	Private Equity investments are measured at the net asset valuations provided by the underlying funds as a practical expedient and have not been classified in the fair value levels. The fair value amounts presented are intended to permit reconciliation to the total investment amount presented in the Consolidated Portfolio of Investments.

Rollforward of Level 3 Fair Value Measurement For the Year Ended March 31, 2023
Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2023
Private Credit
United States	$5,752,643	$-	$-	$138,315	$234,547(b)	$-	$-	$-	$6,125,505	$138,315
Total	$5,752,643	$-	$-	$138,315	$234,547	$-	$-	$-	$6,125,505	$138,315
Amounts listed as “–” are $0 or round to $0.
(b)	Includes payment in kind interest received of $117,339 that was received during the reporting period as reported on the Statement of Operations as non-cash income.

14	abrdn Global Infrastructure Income Fund

Notes to Consolidated Financial Statements (unaudited)  (continued)
March 31, 2023

Description	Fair Value at 03/31/23	Valuation Technique (s)	Unobservable Inputs	Range	Weighted Average
Private Credit	$6,125,505	Discounted Cash Flow	Discount Rate	16.83%	16.83%
Debt holders are subject to receive success fees as completion of the underlying projects occurs. For each underlying project, the probability of achieving the success fees, ranging from 15-100% as of March 31, 2023, is assigned based on the development stage and used to project the future cash flows. These probability weightings assigned to the success fees are an unobservable input.
b.  Restricted Securities:
Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional buyers, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.
c.  Foreign Currency Translation:
Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.
Foreign currency amounts are translated into U.S. Dollars on the following basis:
(i) market value of investment securities, other assets and liabilities – at the current daily rates of exchange at the Valuation Time; and
(ii) purchases and sales of investment securities, income and expenses – at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Fund does not isolate that portion of gains and losses on investments in equity securities due to changes in the foreign exchange rates from the portion due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.
Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.
Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that foreign currency will lose value because the foreign currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.
d.  Rights Issues and Warrants:
Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.
e.  Security Transactions, Investment Income and Expenses:
Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income and expenses are recorded on an accrual basis.
f.  Distributions:
The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These book basis/tax basis differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts

abrdn Global Infrastructure Income Fund	15

Notes to Consolidated Financial Statements (unaudited)  (continued)
March 31, 2023

are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
g.  Federal Income Taxes:
The Fund intends to continue to qualify as a “regulated investment company” ("RIC") by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all federal income taxes. Therefore, no federal income tax provision is required.
For tax purposes, the Subsidiary is not a RIC and is a separate taxable entity not consolidated for tax purposes. As such, it is taxed at normal corporate tax rates based on taxable income and, as a result of its activities, may generate an income tax provision or benefit. The taxable income or loss of the Subsidiary may differ from its book income or loss due to temporary book and tax timing differences and permanent differences. This income tax provision, or benefit, if any, and the related tax assets and liabilities are reflected in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund's U.S. federal and state tax returns for each of the most recent four fiscal years will be subject to such review when available.
Deferred tax assets and liabilities are recorded for losses or income at the Subsidiary using statutory tax rates. A valuation allowance is provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized.
h.  Foreign Withholding Tax:
Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Fund accrues such taxes when the related income is earned.
In addition, when the Fund sells securities within certain countries in which it invests, the capital gains realized may be subject to tax. Based on these market requirements and as required under GAAP, the Fund accrues deferred capital gains tax on securities currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued is reported on the Statement of Operations as part of the Net Change in Unrealized Appreciation/Depreciation on investments.
i.  Payment-In-Kind:
The Fund may invest in securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. PIK interest income is reflected as non-cash income on the Statement of Operations.
3.  Agreements and Transactions with Affiliates
a.  Investment Adviser and Sub-Adviser:
abrdn Inc. and abrdn Investments Limited serve as the Fund’s Investment Adviser and Sub-Adviser, respectively, pursuant to an investment advisory agreement (the “Advisory Agreement”) and sub-advisory agreement (the “Sub-Advisory Agreement”) with the Fund. abrdn Inc. and abrdn Investments Limited are wholly-owned indirect subsidiaries of abrdn plc. In rendering advisory services, the Investment Adviser and Sub-Adviser (together, the "Advisers") may use the resources of investment advisor subsidiaries of abrdn plc. These affiliates have entered into procedures pursuant to which investment professionals from affiliates may render portfolio management and research services as associated persons of the Advisers.
As compensation for its services to the Fund, abrdn Inc. receives an annual investment advisory fee of 1.35% based on the Fund’s average daily Managed Assets, computed daily and payable monthly. “Managed Assets” is defined as total assets of the Fund, including assets attributable to any form of leverage, minus liabilities (other than debt representing leverage and the aggregate liquidation preference of any preferred stock that may be outstanding). Under the Sub-Advisory Agreement, abrdn Inc. is responsible for the payment of fees to abrdn Investments Limited. For the six-month period ended March 31, 2023, the Investment Advisor earned $1,478,577 for advisory services.
Effective upon the close of the Reorganization, the Investment Adviser entered into a written contract with the Fund to limit the total

16	abrdn Global Infrastructure Income Fund

Notes to Consolidated Financial Statements (unaudited)  (continued)
March 31, 2023

ordinary operating expenses of the Fund (excluding leverage costs, interest, taxes, brokerage commissions, acquired fund fees and expenses and any non-routine expenses) from exceeding 1.65% of the average daily net assets of the Fund on an annualized basis for twelve months (the "Expense Limitation Agreement"). The Expense Limitation Agreement may not be terminated before March 10, 2024, without the approval of the Fund's trustees who are not “interested persons” of the Fund (as defined in the 1940 Act).
During the six-month period ended March 31, 2023, the Investment Adviser did not waive.
The Fund may reimburse the Investment Adviser for the advisory fees waived or reduced and other payments remitted by the Investment Adviser and other expenses reimbursed as of a date not more than three years after the date when the Investment Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Investment Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the "Reimbursement Requirements"). Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Investment Adviser is not permitted.
As of March 31, 2023, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements to the Investment Adviser from the Fund, based on expenses reimbursed by the Investment Adviser, including adjustments described above, there are no expenses that could be recaptured.
b.  Fund Administration:
abrdn Inc. is the Fund’s Administrator, pursuant to an agreement under which abrdn Inc. receives a fee paid by the Fund, at an annual fee rate of 0.08% of the Fund’s average daily net assets. Upon the close of the reorganization, the annual fee rate of the administration fee remains the same. For the six-month period ended March 31, 2023,  abrdn Inc. earned $87,619 from the Fund for administration services.
c.  Investor Relations:
Under the terms of the Investor Relations Services Agreement, abrdn Inc. will provide and/or engage third parties to provide investor relations services to the Fund and certain other funds advised by the Investment Adviser or its affiliates as part of an Investor Relations Program. Under the Investor Relations Services Agreement, the Fund owes a portion of the fees related to the Investor Relations Program (the “Fund’s Portion”). However, investor relations services fees are limited by abrdn Inc. so that the Fund will only pay up to an annual rate of 0.05% of the Fund’s average weekly net assets. Any difference between the capped rate of 0.05% of the Fund’s average weekly net assets and the Fund’s Portion is paid for by abrdn Inc.
During the six-month period ended March 31, 2023, the Fund incurred investor relations fees of approximately $34,213. For the six-month period ended March 31, 2023, abrdn Inc. did not contribute to the investor relations fees for the Fund because the Fund’s contribution was below 0.05% of the Fund’s average weekly net assets on an annual basis.
4.  Investment Transactions
Purchases and sales of investment securities (excluding short-term securities) for the six-month period ended March 31, 2023, were $208,591,172 and $225,511,556, respectively.
5.  Capital
The Fund is authorized to issue 100,000,000 common shares with par value $0.001. As of March 31, 2023, there were 25,206,605 common shares issued and outstanding.

abrdn Global Infrastructure Income Fund	17

Notes to Consolidated Financial Statements (unaudited)  (continued)
March 31, 2023

6.  Private Equity Investments
Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at net asset value as determined by the Valuation Designee, under procedures established by the Board in the absence of readily ascertainable market values.
Security	Acquisition Date(s)	Commitment	Funded	Unfunded	Cost	Fair Value at March 31, 2023	Percent of Net Assets	Cumulative Distributions Received
Cresta BBR Co-Invest BL LLC	9/8/20	$3,000,000	$3,000,000	$-	$3,000,000	$3,025,086	0.57	-
CAI Co-Invest LP*	10/27/20	$3,000,000	$1,084,540	$1,915,460	$1,140,572	$1,283,729	0.24	-
BT Co-Invest Fund, L.P.*	7/1/21	3,238,849	3,238,849	-	3,250,592	4,218,694	0.80	24,968**
Arroyo Trinity Direct Investment I, L.P.*	10/20/21	2,000,000	2,000,000	-	1,293,234	1,766,517	0.33	749,286***
Cresta Highline Co-Invest Fund I *	7/22/21	5,000,000	5,000,000	-	4,123,473	7,007,533	1.32	932,979***
NOVA-telMAX HoldCo LLC	2/10/21	5,000,000	5,000,000	-	5,055,068	5,790,000	1.09	-
WR Holdings LLC *	9/2/22	5,500,000	4,180,907	1,319,093	4,180,907	4,180,906	0.79	-
Zon Holdings II, LLC*	2/8/23	984,000	920,000	64,000	920,000	920,000	0.17	-
Zon Holdings, LLC*	2/8/23	3,936,000	3,680,000	256,000	3,680,000	3,680,000	0.69	-
Amounts listed as “–” are $0 or round to $0.
*	Investments through abrdn Global Infrastructure Fund BL, LLC.
**	Distribution is comprised of net investment income.
***	Distribution is comprised of return of capital.
The Fund may incur certain costs in connection with the disposition of the above securities.
7.  Portfolio Investment Risks
a.  Infrastructure-Related Investments Risk:
Infrastructure-related issuers may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. For more information about the specific risks by which infrastructure-related issuers may be particularly affected, please see the back of this shareholder report.
b.  Market Events Risk:
Markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, the fluctuation of other stock markets around the world, and financial, economic and other global market developments and disruptions, such as those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies and natural/environmental disasters. Such events can negatively impact the securities markets and cause the Fund to lose value.
One such event is the COVID-19 pandemic, which has caused major disruptions to economies and markets around the world, including the markets in which the Fund invests, and which has and may continue to negatively impact the value of the Fund’s investments.
Policy and legislative changes in countries around the world are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes.
The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial

18	abrdn Global Infrastructure Income Fund

Notes to Consolidated Financial Statements (unaudited)  (continued)
March 31, 2023

difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.
For example, whether or not the Fund invests in securities of issuers located in Europe (whether the EU, Eurozone or UK) or with significant exposure to European, EU, Eurozone or UK issuers or countries, the unavoidable uncertainties and events related to the UK’s departure from the EU (“Brexit”) could negatively affect the value and liquidity of the Fund’s investments, increase taxes and costs of business and cause volatility in currency exchange rates and interest rates. Brexit could adversely affect the performance of contracts in existence at the date of Brexit and European, UK or worldwide political, regulatory, economic or market conditions and could contribute to instability in political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the UK and EU is defined and as the UK determines which EU laws to replace or replicate. Any of these effects of Brexit, and others that cannot be anticipated, could adversely affect the Fund’s business, results of operations and financial condition.
c.  Risks Associated with Foreign Securities and Currencies:
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, which could adversely affect investments in those countries. Foreign securities may also be more difficult to price than U.S. securities.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Investment Adviser or Sub-Adviser are unsuccessful.
d.  Risks Associated with Emerging Markets:
The emerging countries' securities markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the securities of many companies in emerging countries may be held by a limited number of persons, which may limit the number of securities available for investment by the Fund. The limited liquidity of emerging country securities markets may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so.
e.  Private Company Securities Risk:
The Fund’s investments in private companies may be subject to higher risk than investments in securities of public companies. Little public information may exist about many of the issuers of these securities, and the Fund will be required to rely on the ability of the Investment Adviser and Sub-Adviser to obtain adequate information to evaluate the potential risks and returns involved in investing in these issuers. If the Investment Adviser or Sub-Adviser are unable to obtain all material information about the issuers of these securities, it may be difficult to make a fully informed investment decision, and the Fund may lose some or all of its investment in these securities. These factors could subject the Fund to greater risk than investments in securities of public companies and negatively affect the Fund’s investment returns, which could negatively impact the dividends paid to you and the value of your investment. In addition, the Fund will likely be able to sell its investments in private companies only in private transactions with another investor or group of investors, and there can be no assurance that the Fund will be able to successfully arrange such transactions if and when it desires to sell any of its investments in private companies or, if successfully arranged, that the Fund will be able to obtain favorable values upon the sale of its investments in private companies in such transactions.
f.  REIT and Real Estate Risk:
Investment in real estate investment trusts ("REITs") and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions. REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases

abrdn Global Infrastructure Income Fund	19

Notes to Consolidated Financial Statements (unaudited)  (continued)
March 31, 2023

risk. Certain REITs charge management fees, which may result in layering the management fees paid by the Fund shareholders.
g.  Sector Risk:
To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
h.  Valuation Risk:
The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lower than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
8.  Contingencies
In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be estimated; however, the Fund expects the risk of loss from such claims to be remote.

9.  Tax Information
The U.S. federal income tax basis of the Fund’s investments (including derivatives, if applicable) and the net unrealized appreciation as of March 31, 2023, were as follows:
Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$498,646,414	$47,446,971	$(10,617,262)	$36,829,709
10.  Fund Reorganization
Effective March 10, 2023, the Fund acquired all of the assets and assumed all of the liabilities of Macquarie Global Infrastructure Total Return Fund (the “Acquired Fund”) pursuant to plan of reorganization approved by the Board on August 11, 2022 ("Reorganization").
The acquisition was accomplished by a tax-free exchange as follows:
12,303,293 shares of the Acquired Fund, fair valued at $333,513,983 for 16,351,610 shares of the Fund.
The investment portfolio and cash of the Acquired Fund, with a fair value of $333,356,339 and identified cost of $305,415,950 were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the value of the investment portfolio and cash of the Fund was $180,653,002.
Assuming that the Reorganization had been completed on October 1, 2022, the Fund’s pro forma results of operations for the six months ended March 31, 2023 are as follows:

Net investment income	$6,162,756
Net realized and unrealized gain from investments	122,084,331
Net increase in net assets from operations	128,247,087
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Statement of Operations since March 10, 2023.

20	abrdn Global Infrastructure Income Fund

Notes to Consolidated Financial Statements (unaudited)  (concluded)
March 31, 2023

The chart below shows a summary of net assets and shares outstanding, before and after the Reorganization:
	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gain/(Loss)
Before Reorganization
Macquarie Global Infrastructure Total Return Fund Inc.	12,303,293	$333,513,983	$27.11	$27,940,388	$43,602,972
abrdn Global Infrastructure Income Fund	8,855,000	180,610,057	20.40	4,452,068	14,978,323
Total		$514,124,040		$32,392,456	$58,581,295

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gain/(Loss)
After Reorganization
abrdn Global Infrastructure Income Fund	25,206,605	$514,124,040	$20.40	$32,392,456	$58,581,295
11.  Subsequent Events
Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of March 31, 2023, other than as noted below.
On April 11, 2023 and May 9, 2023, the Fund announced that it will pay on April 28, 2023 and May 31, 2023, a distribution of US $0.12 per share to all shareholders of record as of April 21, 2023 and May 19, 2023.

abrdn Global Infrastructure Income Fund	21

Supplemental Information (Unaudited)

Results of Special Meeting of Shareholders
A Special Meeting of Shareholders was held on December 9, 2022. The description of the proposals and number of shares voted at the meeting are as follows:
Proposal 1: To approve the issuance of additional shares of beneficial interest of the Fund in connection with the reorganization of Macquarie Global Infrastructure Total Return Fund Inc. (“MGU”), another closed-end fund, with and into the Fund.
Votes For	Votes Against	Votes Abstained
3,136,748	429,816	183,879
Proposal 2: To ratify the selection of KPMG LLP as independent registered accounting firm for the Fund for the fiscal year ending September 30, 2023.
Votes For	Votes Against	Votes Abstained
6,369,207	327,294	618,857
22	abrdn Global Infrastructure Income Fund

Dividend Reinvestment and Optional Cash Purchase Plan  (Unaudited)

The Fund intends to distribute to shareholders substantially all of its net investment income and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-term and short-term capital gains net of expenses. Pursuant to the Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”), shareholders whose shares of common stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by Computershare Trust Company N.A. (the “Plan Agent”) in the Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive such distributions paid by check in U.S. Dollars mailed directly to the shareholder by the Plan Agent, as dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee and may be required to have their shares registered in their own names in order to participate in the Plan. Please note that the Fund does not issue certificates so all shares will be registered in book entry form. The Plan Agent serves as agent for the shareholders in administering the Plan. If the Trustees of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s common stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive common stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share (plus expected per share fees) on the valuation date equals or exceeds NAV per share on that date, the Fund will issue new shares to participants at NAV; provided, however, that if the NAV is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the payable date for such distribution or dividend or, if that date is not a trading day on the New York Stock Exchange, the immediately preceding trading date. If NAV exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the NAV of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the NAV of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.
Participants have the option of making additional cash payments of a minimum of $50 per investment (by check, one-time online bank debit or recurring automatic monthly ACH debit) to the Plan Agent for investment in the Fund’s common stock, with an annual maximum contribution of $250,000. The Plan Agent will wait up to three business days after receipt of a check or electronic funds transfer to ensure it receives good funds. Following confirmation of receipt of good funds, the Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on the 25th day of each month or the next trading day if the 25th is not a trading day.
If the participant sets up recurring automatic monthly ACH debits, funds will be withdrawn from his or her U.S. bank account on the 20th of each month or the next business day if the 20th is not a banking business day and invested on the next investment date. The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a per share fee of $0.02 incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay.
Participants also have the option of selling their shares through the Plan. The Plan supports two types of sales orders. Batch order sales are submitted on each market day and will be grouped with other sale requests to be sold. The price will be the average sale price obtained by Computershare’s broker, net of fees, for each batch order and will be sold generally within 2 business days of the request during regular open market hours. Please note that all written sales requests are always processed by Batch Order. ($10 and $0.12 per share). Market Order sales will sell at the next available trade. The shares are sold real time when they hit the market, however an available trade must be presented to complete this transaction. Market Order sales may only

abrdn Global Infrastructure Income Fund	23

Dividend Reinvestment and Optional Cash Purchase Plan  (Unaudited)  (concluded)

be requested by phone at 1-800-647-0584 or using Investor Center through www.computershare.com/buyaberdeen. ($25 and $0.12 per share).
The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions. The Fund or the Plan Agent may terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days prior to the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority) only by mailing a written notice at least 30 days’ prior to the effective date to the participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent by phone at 1-800-647-0584, using Investor Center through www.computershare.com/buyaberdeen or in writing to Computershare Trust Company N.A., P.O. Box 43006, Providence, RI 02940-3078.

24	abrdn Global Infrastructure Income Fund

Corporate Information

Trustees
Stephen Bird
Gordon A. Baird
Thomas W. Hunersen
Nancy Yao Maasbach
Chris LaVictorie Mahai
P. Gerald Malone, Chair
Todd Reit
John Sievwright
Investment Adviser
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA19103
Investment Sub-Adviser
abrdn Investments Limited
280 Bishopsgate
London, United Kingdom
EC2M 4AG
Administrator
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
Custodian
State Street Bank and Trust Co.
1 Heritage Drive, 3rd Floor
North Quincy, MA 02171
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43006
Providence, RI 02940-3078
Independent Registered Public Accounting Firm
KPMG LLP
1601 Market Street
Philadelphia, PA 19103
Legal Counsel
Dechert LLP
1900 K Street N.W.
Washington D.C. 20006
Investor Relations
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
1-800-522-5465
Investor.Relations@abrdn.com

The Financial Statements as of March 31, 2023, included in this report, were not audited and accordingly, no opinion is expressed thereon.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase, from time to time, shares of its common stock in the open market.
Shares of abrdn Global Infrastructure Income Fund are traded on the NYSE  under the symbol “ASGI”. Information about the Fund’s net asset value and market price is available at www.abrdnasgi.com.
This report, including the financial information herein, is transmitted to the shareholders of abrdn Global Infrastructure Income Fund for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future results.

ASGI-SEMI-ANNUAL

Item 2. Code of Ethics.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of close of the reporting period is included as part of the Reports to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual report on Form N-CSR.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Registrant during the period covered by the report.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended March 31, 2023, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by

Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this Form N-CSR .

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in Registrant’s independent public accountant. Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are exhibits to this Form N-CSR .

(c)	A copy of the Registrant’s notices to stockholders, which accompanied distributions paid, pursuant to the Registrant’s Managed Distribution Policy since the Registrant’s last filed N-CSR, are filed herewith as Exhibits (c)(1), (c)(2), (c)(3), (c)(4), (c)(5) and (c)(6) as required by the terms of the Registrant’s SEC exemptive order.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

abrdn Global Infrastructure Income Fund

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
abrdn Global Infrastructure Income Fund

Date: June 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
abrdn Global Infrastructure Income Fund

Date: June 5, 2023

By:	/s/ Sharon Ferrari
Sharon Ferrari,
Principal Financial Officer of
abrdn Global Infrastructure Income Fund

Date: June 5, 2023